Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Net allowance for doubtful accounts	$ 0	$ 0	$ 10
Authorized (in shares)		13,006,868
Issued (in shares)		12,171,980
Total liquidation preference		53,553
Common stock par value (in dollars per share)	$ 0.0003	$ 0.0003	$ 0.0003
Common stock authorized shares	100,000,000	30,423,297	30,423,297
Common stock issued shares	22,138,561	3,780,490	2,777,094
Common stock outstanding shares	22,138,561	3,780,490	2,777,094
Convertible preferred stock
Preferred stock par value (in dollars per share)		$ 0.0003	$ 0.0003
Authorized (in shares)	0	26,013,736	26,013,736
Issued (in shares)	0	12,171,980	12,154,496
Outstanding (in shares)	0	12,171,980	12,154,496
Total liquidation preference		$ 53,553
Preferred stock
Preferred stock par value (in dollars per share)	$ 0.0003
Authorized (in shares)	5,000,000	0	0
Issued (in shares)	0	0	0
Outstanding (in shares)	0	0	0